Financial Instruments With Off-Balance Sheet Risk (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Nature of Operations [Abstract]
Maximum undiscounted exposure	$ 1,199,000
Underlying collateral upon liquidation	$ 1,061,000	$ 1,061,000